TAXES - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from continuing operations before income taxes
U.S. operations	$ 560	$ 3,650	$ 5,915
Non-U.S. operations	10,840	8,680	10,030
Income from continuing operations before income taxes	$ 11,400	$ 12,330	$ 15,945